Loan and Security Agreement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Loan and Security Agreement
Schedule of future principal payments under Loan and Security Agreement

Principal
Payments
2012	$1,344
2013	8,188
2014	13,156
Total	$22,688
Current portion of note payable	7,250
Discount on current portion of note payable	(434)
Current portion of note payable, net of discount	$6,816

Discount on noncurrent portion of note payable	(232)
Note payable, net of current portion and discount	$15,206

Principal payments

2012	$3,188
2013	4,125
2014	5,031

Total	$12,344

Current portion of net payable	3,188
Discount on current portion of note payable	(308)

Current portion of net payable, net of discount	$2,880

Discount on noncurrent portion of note payable	(270)

Note payable, net of current portion and discount	$8,886